Warrants - Schedule Of Fair Value Of The Trinity Warrant liabilities Measured Using Black Scholes Approach (Detail)	Jun. 02, 2022 yr
Measurement Input, Share Price [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	8.23
Measurement Input, Exercise Price [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	0.27
Measurement Input, Price Volatility (annual) [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	105.1
Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	2.94
Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	9
Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and rights outstanding, measurement input	0